CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS - SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net:
Property and equipment, gross	$ 133,621	$ 100,916
Accumulated depreciation and amortization	(70,667)	(60,316)
Property and equipment, net	62,954	40,600
Computer Equipment and Capitalized Software
Property and equipment, net:
Property and equipment, gross	103,727	78,749
Leasehold Improvements
Property and equipment, net:
Property and equipment, gross	19,391	10,285
Furniture and Other Equipment
Property and equipment, net:
Property and equipment, gross	4,166	2,372
Projects in Progress
Property and equipment, net:
Property and equipment, gross	$ 6,337	$ 9,510